UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5052
                                   --------

Value Line New York Tax Exempt Trust
------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: January 31, 2005
                         ----------------

Date of reporting period: November 30, 2004
                          -----------------

ITEM 1: SCHEDULE OF INVESTMENTS.

         A copy of the Quarterly Holdings Report for the period ended 11/30/2004 is included with the Form.



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By     /s/ Jean B. Buttner
       --------------------------
       Jean B. Buttner, President

Date:  January 28, 2005
       --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: January 28, 2005
      -------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited) November 30, 2004

   Principal
    Amount                                                                       Rating           Value
----------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (91.2%)
              NEW YORK STATE (40.0%)
              Dormitory Authority, Revenue:
 $1,000,000     Albany Medical Center, 5.00%, 8/15/18...........................  Aaa          $ 1,068,120
  1,070,000     Montefiore Medical Center, 5.25%, 8/1/19........................  Aaa            1,127,748
    500,000     N.Y. Presbyterian Hospital, Ser. A, 5.25%, 8/15/19..............  Aaa              540,645
    500,000     White Plains Hospital Medical Center, 4.625%, 2/15/18...........  AAA*             515,360
    500,000   Energy Research and Development Authority, Pollution Control
                Revenue, 4.10%, 12/1/15.........................................  A1*              500,000
    250,000   Housing Finance Agency Revenue, Multi-Family Secured Mortgage,
                4.50%, 8/1515...................................................  Aa1              259,103
    100,000   Islip, Resource Recovery Agency, 1985 Facility, Ser. E,
                  5.00%, 7/1/13.................................................  Aaa              105,124
              Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
    750,000     Ser. 98, 5.05%, 10/1/17.........................................  Aa1              783,315
    900,000     Ser. 110, 3.80%, 10/1/12........................................  Aa1              908,487
  1,000,000     Ser. 117, 4.00%, 10/1/13........................................  Aa1            1,001,430
    100,000   Nassau County, General Improvement, Ser. C, 5.125%, 1/1/14........  Aaa              109,373
    500,000   Nassau Health Care Corp. Revenue Ser. B, 5.00%, 8/1/13............  Aaa              544,825
    500,000   Syracuse, Housing Authority, Mortgage Revenue, Loretto Rest Home,
                Ser. A, 5.60%, 8/1/17...........................................  AAA*             530,685
    500,000   Thruway Authority, Personal Income Tax Revenue Bonds,
                  Ser. A, 5.50%, 3/15/20........................................  AA*              551,890
  1,000,000   Urban Development Corp. Correctional Youth Facilities Revenue
                Bonds, Ser. A, 5.00%, 1/1/27....................................  Aa-*           1,071,970
    600,000   Voorheesville, Central School District,
                General Obligations Unlimited, 5.00%, 6/15/17...................  Aaa              643,386
                                                                                               -----------
              TOTAL NEW YORK STATE..............................................                10,261,461
                                                                                               -----------

   Principal
    Amount                                                                       Rating           Value
----------------------------------------------------------------------------------------------------------
              NEW YORK CITY (36.0%)
              General Obligation Unlimited:
 $1,000,000     Ser. A, 5.25%, 11/1/16..........................................  Aaa          $ 1,079,960
  1,385,000     Ser. C, 5.25%, 8/15/15..........................................  Aaa            1,528,929
    500,000     Ser. J, 5.50%, 6/1/21...........................................  A2               540,505
              Health and Hospital Corp., Health System Revenue Bonds
    100,000       Ser. A, 5.50%, 2/15/19........................................  Aaa              109,195
    700,000     Ser. A, 5.25%, 2/15/22..........................................  Aaa              742,553
              Metropolitan Transportation Authority, Revenue Bonds:
    500,000     Ser. A, 5.00%, 11/15/12.........................................  Aaa              550,600
  1,500,000   Metropolitan Transportation Authority, Service Contract Revenue
                Bonds, 5.75%, 1/1/18............................................  A3             1,715,880
  2,175,000   Transit Authority Training Facilities Revenue, 5.40%, 1/1/18......  Aaa            2,440,611
    500,000   Triborough Bridge & Tunnel Authority, General Purpose Revenue
                Bonds, Ser. B, 5.00%, 11/15/22..................................  Aa3              519,950

                                                                                               -----------
              TOTAL NEW YORK CITY...............................................                 9,228,183
                                                                                               -----------
              PUERTO RICO (10.7%)
    495,000   Industrial Tourist, Educational Medical and Environmental
                Control Facilities Revenue Bonds, 6.625%, 6/1/26................  Baa2             533,466
              Public Buildings Authority, Government Facilities Revenue Bonds,
    355,000     Ser. C, 5.50%, 7/1/16...........................................  Baa1             397,327
    650,000     Ser. J, 5.00%, 7/1/36...........................................  Aaa              706,998
  1,000,000   Public Finance Corp. Revenue, Ser. A, 5.25%, 8/1/31...............  Aaa            1,100,480
                                                                                               -----------
                                                                                                 2,738,271
                                                                                               -----------
              VIRGIN ISLANDS (4.5%)
  1,000,000   Public Finance Authority, Revenue, Gross Receipts Taxes,
                Ser. A, 6.375%, 10/1/19.........................................  BBB-*          1,143,980
                                                                                               -----------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
                (COST $22,577,182)..............................................                23,371,895
                                                                                               -----------

   Principal
    Amount                                                                       Rating           Value
----------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (7.9%)

 $  500,000   Banylon, N.Y. Industrial Development Agency Resource Recovery
                Revenue Bonds, 1.61%, 1/1/19....................................  VM1G-1(2)  $     500,000
    430,000   Monroe County, N.Y., Airport Authority, Greater Rochester
                International Airport Revenue Refunding, Ser. 2004, 2%, 1/1/05..  Aaa              430,194
    700,000   New York City Finance Authority, Water and Sewer Revenue
                1.62%, 6/15/22..................................................  VM1G-1(1)        700,000

    400,000   New York State Energy Research and Development Authority
                Facilities, Revenue, Sub.Ser. C-1, 1.66%, 11/1/39...............  VM1G-1(2)        400,000
                                                                                               -----------
              TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (COST $2,030,194)...............................................                 2,030,194
                                                                                               -----------
              TOTAL MUNICIPAL SECURITIES (99.1%)
                (COST $24,607,376)..............................................                25,402,089
                                                                                               -----------
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%) ............                   236,170
                                                                                               -----------
              NET ASSETS (100.0%)...............................................               $25,638,259
                                                                                               ===========
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                PER OUTSTANDING SHARE ($25,638,259 DIVIDED BY 2,557,789 SHARES OF
                BENEFITICAL INTEREST OUTSTANDING)...............................               $     10.02
                                                                                               ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

         (1) Variable rate demand notes are considered short-term obligations. Interest rates change every (1) 3 or (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2004.

         See Notes to Financial Statements

Value Line New York Tax Exempt Trust
--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) August 31, 2004


1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) DISTRIBUTIONS: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. Trust Share Transactions

Transactions in shares of beneficial interest were as follows:

                                                SIX MONTHS ENDED     YEAR ENDED
                                                AUGUST 31, 2004,    FEBRUARY 29,
                                                  (UNAUDITED)          2004
                                                --------------------------------
                                                          (IN THOUSANDS)
Shares sold ....................................       72                 994
Shares issued to shareholders
   in reinvestment of
   distributions................................       24                  96
                                                    -------------------------
                                                       96               1,090
Shares repurchased .............................     (342)             (1,113)
                                                    -------------------------
Net decrease....................................     (246)                (23)
                                                    =========================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                SIX MONTHS ENDED
                                                                AUGUST 31, 2004
                                                                  (UNAUDITED)
                                                                ----------------
                                                                (IN THOUSANDS)
PURCHASES:
   Long-term obligations........................................     $ 8,445
   Short-term obligations.......................................       8,050
                                                                  -----------
                                                                    $ 16,495
                                                                  ===========

MATURITIES OR SALES:
   Long-term obligations........................................    $ 12,387
   Short-term obligations.......................................       6,800
                                                                  -----------
                                                                    $ 19,187
                                                                  ===========

4. Income Taxes

At August 31, 2004, information on the tax components of capital is as follows:


                                                                (IN THOUSANDS)
Cost of investments for tax purposes...........................      $24,768
                                                                 ===========

Gross tax unrealized appreciation..............................      $ 1,244
Gross tax unrealized depreciation..............................           (8)
                                                                 -----------
Net tax unrealized appreciation
   on investments..............................................      $ 1,236
                                                                 ===========

Undistributed long-term capital gains..........................      $   129
                                                                 ===========


The tax composition of distributions to shareholders for the the six months ended August 31, 2004 and the fiscal year ended February 29, 2004 were as follows:

                                               SIX MONTHS ENDED    YEAR ENDED
                                                AUGUST 31, 2004   FEBRUARY 29,
                                                  (UNAUDITED)         2004
                                               -------------------------------
                                                         (IN THOUSANDS)
Tax exempt income......................              $387             $884

Taxable ordinary income................                 -               29
                                                    ----------------------
                                                      387              913
                                                    ----------------------
Long-term capital gains................             $   -             $531
                                                    ======================

5. Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $80,922 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2004. This was computed at an annual rate of .60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.

For the six months ended August 31, 2004, the Trust's expenses were reduced by $692 under a custody credit arrangement with the custodian.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $33,718 were paid or payable to the Distributor under this Plan for the six months ended August 31, 2004.

Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust.

At August 31, 2004 the Adviser did not own shares of beneficial interest in the Trust.

The Value Line Tax Exempt Fund, Inc.
Schedule of Investments (unaudited) November 30, 2004

  PRINCIPAL
   AMOUNT                       NATIONAL BOND PORTFOLIO                         RATING           VALUE
----------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (91.3%)

              ALASKA (2.0%)
              Housing Finance Corp.:
 $1,115,000      Collateralized Veteran's Mortgage Revenue, 1st Ser., 6.00%,
                  6/1/15........................................................  Aaa          $ 1,157,270
    910,000       Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17.........  Aaa              929,064
    400,000   International Airports Revenues, Ser. B, 5.75%, 10/1/17...........  Aaa              451,664
                                                                                               -----------
                                                                                                 2,537,998
                                                                                               -----------
              ARIZONA (3.4%)
  1,000,000   School Facilities Board, Certificates of Participation, Ser. C,
                  5.00%, 9/1/13.................................................  Aaa            1,090,610
  2,950,000   Salt River Project Agriculture Imporvement and Power,
                Certificates Participation, 5.00%, 12/1/12......................  Aaa            3,234,321
                                                                                               -----------
                                                                                                 4,324,931
                                                                                               -----------
              ARKANSAS (0.4%)
    475,000   State Development Financial Authority, Single-Family Mortgage
                Revenue, Mortgage-Backed, Securities Program, Ser. D,  5.30%,
                7/1/24..........................................................  AAA*             487,621

              CALIFORNIA (0.9%)
  1,000,000   Kings River Conservative District, Certificates of Participation,
                Peaking Project, 5.00%, 5/1/13..................................  Baa1           1,074,040

              COLORADO (0.9%)
  1,000,000   Educational and Cultural Facilities Authority, Revenue, Student
                Housing University of Colorado Funding Project, 5.375%, 7/1/16..  Aaa            1,101,090

              FLORIDA (3.0%)
    285,000   Lee County, Housing Finance Authority Single Family Revenue,
                Multi-County Program, Ser. A, 7.45%, 9/1/27.....................  AAA*             287,665
    800,000   Pinellas County, Housing Finance Authority Single Family
                Mortgage Revenue, 5.30%, 9/1/21.................................  Aaa              828,160
  2,500,000   Polk County Transportation Improvement, Revenue,
                5.00%, 2/1/25...................................................  Aaa            2,709,750
                                                                                               -----------
                                                                                                 3,825,575
                                                                                               -----------
              HAWAII (1.9%)
  2,000,000   Department of Budget and Finance, Special Purpose Mortgage
                Revenue, Kapiolani Health Care System, 6.40%, 7/1/13............  Aaa            2,385,920

              LLINOIS (3.9%)
  1,000,000   Chicago General Obligations Unlimited, Ser. A, 5.25%, 1/1/15......  Aaa           1,096,800
  1,000,000   Chicago Transit Authority, Revenue, Federal Transit Administration
                Section 5307-A, 5.25%, 6/1/15...................................  Aaa            1,109,060
  2,000,000   Cook County General Obligations Unlimited, Ser. A, 6.25%,
                11/15/13........................................................  Aaa            2,370,740
    335,000   Illinois State, General Obligations Unlimited, First Series,
                5.375%, 7/1/20..................................................  Aaa              360,333
                                                                                               -----------
                                                                                                 4,936,933
                                                                                               -----------

  PRINCIPAL
   AMOUNT                       NATIONAL BOND PORTFOLIO                         RATING           VALUE
----------------------------------------------------------------------------------------------------------
              INDIANA (3.1%)
  3,000,000   Office Building Commission, Capital Complex, Revenue,
                Ser. B, 7.40%, 7/1/15...........................................  Aaa            3,869,580

              IOWA (0.5%)
    580,000   Financial Authority Single Family Mortgage Revenue,
                  Ser. A, 5..00%, 7/1/22........................................  Aaa              589,860

              LOUISIANA (4.7%)
  1,450,000   Housing Finance Agency, Multi-Family Mortgage Revenue, 3.95%,
                12/1/12.........................................................  Aaa            1,481,972
    900,000   Jefferson Parish Home Mortgage Authority, Single Family Revenue,
                Ser. A, 4.70%, 6/1/15...........................................  AAA*             923,175
  3,159,000   New Orleans Home Mortgage Authority, Special Obligations, 6.25%,
                1/15/11.........................................................  Aaa            3,604,356
                                                                                               -----------
                                                                                                 6,009,503
                                                                                               -----------

              MAINE (1.0%)
  1,215,000   Housing Authority Mortgage Purchase Revenue,
                Ser. D-1, 3.90%, 11/15/12.......................................                 1,242,131

              MASSACHUSETTS (4.0%)
  4,475,000   Development Finance Agency, Revenue, Boston University,
                Ser. P, 6.00%, 5/15/59..........................................  A3             5,026,231

              MICHIGAN (0.8%)
    265,000   State Building Authority, State Police Commission System, Revenue,
                4.65%, 10/1/19..................................................  Aaa              272,020
    775,000   State Housing Authority Rental, Revenue, Ser. A, 5.30%, 10/1/37...  Aaa              780,076
                                                                                               -----------
                                                                                                 1,052,096
                                                                                               -----------

              MINNESOTA (2.8%)
    700,000   Housing Finance Agency, Residential Housing Revenue, Ser. I,
                5.10%, 7/1/20...................................................  Aa1              721,812
    765,000   Housing Finance Agency, Single Family Mortgage Revenue,
                Ser. A, 5.35%, 7/1/17...........................................  Aaa              794,858
  1,885,000   St. Paul, Port Authority Lease Revenue, 5.00%, 12/1/12............  Aa2            2,073,557
                                                                                               -----------
                                                                                                 3,590,227
                                                                                               -----------

              MISSISSIPPI (0.7%)
    820,000   Home Corp. Single Family Revenue, Ser. A-2, 5.30%, 12/1/23........  Aaa              840,138


              NEBRASKA (1.2%)
    620,000   Investment Finance Authority, Single Family Mortgage Revenue,
                Ser. D, 5.25%, 9/1/22...........................................  AAA*             634,204
    800,000   Municipal Energy Agency, Power Line Supply Systems Revenue,,
                Ser. A, 5.25%, 4/1/23...........................................  Aaa              849,272
                                                                                               -----------
                                                                                                 1,483,476
                                                                                               -----------

  PRINCIPAL
   AMOUNT                       NATIONAL BOND PORTFOLIO                         RATING           VALUE
----------------------------------------------------------------------------------------------------------
              NEW JERSEY (2.6%)
    250,000   Economic Development Authority, Revenue, Cigaretts Tax,
                5.00%, 6/15/13..................................................  Aaa              270,830
  1,500,000   Newark Housing Authority, Port Authority Marine Terminal,
                Revenue, 5.25%, 10/1/15.........................................  Aaa            1,650,015
  1,430,000   State Housing and Mortgage Finance Agency, Single Family Revenue,
                Ser. H, 4.25%, 10/1/13..........................................  Aaa            1,434,118
                                                                                               -----------
                                                                                                 3,354,963
                                                                                               -----------

              NEW MEXICO (1.7%)
  1,525,000   Mortgage Finance Authority, Revenue, Single Family Mortgage
                Program-D, 4.65%, 7/1/15........................................  Aaa            1,561,463
    600,000   Mortgage Finance Authority, Revenue, Single Family Mortgage
                Program Ser. E, 4.25%, 7/1/15...................................  Aaa              592,926
                                                                                               -----------
                                                                                                 2,154,389
                                                                                               -----------
              NEW YORK (4.0%)
              Dormitory Authority, Note Revenue:
    500,000     FHA Insured Mortgage, Montefiore Hospital, 5.00%, 2/1/13........  Aaa              544,080
  1,500,000     Hospital Insured Mortgage, Ser. A, 5.25%, 8/15/19...............  Aaa            1,621,935
  1,000,000   General Obligations Unlimited, Ser. E, 5.00%, 11/1/13.............  Aaa            1,093,440
    400,000   General Obligations Unlimited, Ser. G, 5.50%, 8/1/12..............  Aaa              449,180
    945,000   Mortgage Agency Revenue, Homeowners Mortgage,
                Ser. 110, 3.80%, 10/1/12........................................  Aa1              953,911
    360,000   State Housing Finance Agency, Multi Family Mortgage Revenue,
                Ser. C, 6.45%, 8/15/14..........................................  Aa2              360,550
                                                                                               -----------
                                                                                                 5,023,096
                                                                                               -----------

              NORTH DAKOTA (1.1%)
              Housing Finance Agency, Housing Finance Program, Home Mortgage
                Finance Program Refunding Bonds:
    365,000      Ser. A, 6.20%, 7/1/14..........................................  Aa3              386,356
    990,000      Ser. B, 5.30%, 7/1/24..........................................  Aa2            1,013,156
                                                                                               -----------
                                                                                                 1,399,512
                                                                                               -----------

              OHIO (0.7%)
              Housing and Community Service Department, Single-Family Revenue,
    425,000     Ser. J, 3.60%, 9/1/16...........................................  Aa2              455,800
    415,000     Ser. A-2, 5.50%, 9/1/22.........................................  Aaa              433,098
                                                                                               -----------
                                                                                                   888,898
                                                                                               -----------

              OREGON (4.3%)
  2,300,000   Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath
                Cogen: 5.50%,1/1/07.............................................  NR(2)          2,369,713
  3,055,000   State Housing and Community Services Mortgage Revenue, Single
                Family Mortgage Ser. L, 5.90%,7/1/31............................  Aa2            3,103,483
                                                                                               -----------
                                                                                                 5,473,196
                                                                                               -----------

  PRINCIPAL
   AMOUNT                       NATIONAL BOND PORTFOLIO                         RATING           VALUE
----------------------------------------------------------------------------------------------------------
              PENNSYLVANIA (4.4%)
  1,000,000   Philadelphia Gas Works, Revenue, Eighteenth Series, 5.00%,
                8/1/13..........................................................  Aa1            1,078,910
  2,000,000   Philadelphia School District, General Obligations Unlimited,
                Ser. B, 5.625%, 8/1/13..........................................  Aaa            2,249,660
    335,000   Pittsburgh Urban Redevelopment Authority, Mortgage Revenue,
                Ser. B, 4.50%, 4/1/26...........................................  Aa1              335,013
  1,890,000   Washington County Authority, Capital Funding Revenue, Capital
                Project and Equipment Program, 6.15%, 12/1/29...................  Aaa            1,960,951
                                                                                               -----------
                                                                                                 5,624,534

              PUERTO RICO (1.6%)
              Puerto Rico Public Building Authority, Revenue Guaranteed,
                Government Facilities:
  1,850,000     Ser. J, 5.00%, 7/1/36...........................................  Aaa            2,012,227
                                                                                               -----------

              SOUTH CAROLINA (2.2%)
  1,390,000   Piedmont Municipal Power Agency, Electric Revenue, Unrefunded
                Balance Ser. A, 6.5%, 1/1/14....................................  Aaa            1,663,038
  1,150,000   State Housing Finance and Development Authority, Revenue,
                Ser. A-2, 5.00%, 7/1/20.........................................  Aaa            1,183,488
                                                                                               -----------
                                                                                                 2,846,526
                                                                                               -----------

              SOUTH DAKOTA (5.2%)
  2,580,000   Heartland Consumers Power Distribution, Electric Utility, 6.00%,
                  1/1/17........................................................  Aaa            3,032,635
              Housing Development Authority, Homeownership Mortgage Revenue:
    455,000     Ser. G, 3.95%, 5/1/12...........................................  Aa1              466,471
  1,500,000     Ser. C, 5.35%, 5/1/22...........................................  Aa1            1,565,190
  1,500,000     Ser. D, 5.25%, 5/1/17...........................................  Aa1            1,581,705
                                                                                               -----------
                                                                                                 6,646,001
                                                                                               -----------

              TENNESSEE (0.2%)
    260,000   Housing Development Agency Homeownership, Revenue, 5.00%, 7/1/17..  Aa2             267,254


              TEXAS (12.6%)
  1,935,000   Bexar County Revenue, Venue Project, 5.75%, 8/15/22...............  Aaa            2,069,212
    200,000   Brazos River Authority, Revenue, Houston Industries, Inc.
                Ser. D, 4.90%, 10/1/15..........................................  Aaa              213,514
  1,660,000   Denton Utility Systems, Revenue, 5.00%, 12/1/13...................  Aaa            1,818,231
  1,000,000   Harris County, Tax and Sub Lien, Revenue, Ser. B, 5.00%, 8/15/32..  Aaa            1,082,880
    500,000   Harris County, Toll Road Senior-Lien, Revenue, Ser. B-2, 5.00%,
                8/15/21.........................................................  Aaa              541,845
  1,000,000   Houston Airport System, Revenue, Sub Lien, 5.50%, 7/1/20..........  Aaa            1,094,620
  3,000,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                Refunding, Ser. A, 8.00%, 10/1/21...............................  AAA*           4,314,540
  1,700,000   Mansfield Independent School District, School Building, General
                Obligation Unlimited, 5.00%, 2/15/20............................  Aaa            1,780,257
              State Affordable Housing Corporation, Multifamily Revenue,
  1,500,000     Ser. A, 5.40%, 9/1/22...........................................  Aaa            1,511,250
  1,000,000   State Department Housing and Community Affairs, Single Family
                Revenue, Ser. C, 5.00%, 3/1/35..................................  Aaa            1,046,830
    500,000   Univeristy Texas, University Revenue Ser. D, 5.25%, 8/15/13.......  Aaa              557,220
                                                                                               -----------
                                                                                                16,030,399
                                                                                               -----------

  PRINCIPAL
   AMOUNT                       NATIONAL BOND PORTFOLIO                         RATING           VALUE
----------------------------------------------------------------------------------------------------------
              UTAH (2.4%)
              Housing Corp., Single Family Mortgage Revenue:
    580,000       Ser. A-1-CL-111, 5.125%, 7/1/24...............................  Aa3              588,572
  1,470,000     Ser. C-CL-111, 5.00%, 7/1/25....................................  Aa3            1,478,673
  1,000,000     Ser. G-CL-111, 5.10%, 1/1/26....................................  Aa3            1,002,440
                                                                                              ------------
                                                                                                 3,069,685
                                                                                              ------------
              VIRGINIA (0.3%)
    400,000   Housing Development Authority, Commonwealth Mortgage Revenue,
                Ser. A, 4.85%, 10/1/21..........................................  Aa1              404,767

              WASHINGTON (6.2%)
  2,185,000   Energy Northwest Electric Revenue, Columbia Generating
                Station-Ser. C, 5.25%, 7/1/12...................................  Aaa            2,417,812
  1,000,000   Kings County School District Revenue, Ser. B, 5.00%, 12/1/13......  Aaa            1,089,740
    300,000   Port Seattle, Revenue, Subordinated Lien, Ser. A, 5.25%, 9/1/22...  Aaa              314,883
              State Certificates of Participation, Department of Personnel,
                Ser. D:
  1,710,000     4.00%, 7/1/12...................................................  Aaa            1,758,444
  1,905,000     4.25%, 7/1/13...................................................  Aaa            1,975,733
    360,000   Tobacco Settlement Authority, Asset Backed Revenue, 6.50%, 6/1/26.  Baa3             362,214
                                                                                              ------------
                                                                                                 7,918,826
                                                                                              ------------

              WISCONSIN (6.6%)
  6,135,000   Badger Tobacco Securitization Corp.,  Asset Backed Revenue,
                6.125%, 6/1/27..................................................  Baa2           6,075,859
              Housing and Economic Development Authority,  Homeownership
                Revenue,
  1,935,000     5.80%, 9/1/17...................................................  Aa2            1,995,101
    270,000     5.75%, 9/1/27...................................................  Aa2              278,211
                                                                                              ------------
                                                                                                 8,349,171
                                                                                              ------------
              TOTAL LONG-TERM MUNICIPAL SECURITIES
                (COST $112,124,005) ............................................               115,840,794
                                                                                              ------------

  PRINCIPAL
   AMOUNT                       NATIONAL BOND PORTFOLIO                         RATING           VALUE
----------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (7.3%)

 $3,700,000   California Housing Finance Agency, Home Mortgage Revenue,
                Ser. M, 1.62%, 2/1/25...........................................  VM1G-1(1)   $  3,700,000
    845,000   Charlotte, North Carolina Airport Revenue, Ser. D, 1.64%, 7/1/29..  VM16-1(2)        845,000
              New York, New York City General Obligation Unlimited:
    800,000     Subser.  A-8, 1.32%, 8/15/17....................................  VM1G-1(1)        800,000
  1,700,000     Subser. A-8, 1.32%, 8/1/18......................................  VM1G-1(1)      1,700,000
  1,400,000   New York City Municipal Water Finance Authority, Water & Sewer
                System Revenue Bonds, Ser. C, 1.62%, 6/15/22....................  VM1G-1(1)      1,400,000
    800,000   New York State Domitory Authority, Revenue, Albany
                Medical Center, , Ser. A-1, 4.00%, 2/15/05......................  Aaa              803,682
                                                                                              ------------

              TOTAL SHORT-TERM MUNICIPAL SECURITIES
                (COST $9,248,682) ..............................................                 9,248,682
                                                                                              ------------

              TOTAL MUNICIPAL SECURITIES (98.6%)
                (COST $121,372,687) ............................................               125,089,476
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%).............                 1,774,915
                                                                                              ------------
              NET ASSETS (100.0%)...............................................              $126,864,391
                                                                                              ============
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                PER OUTSTANDING SHARE  ($126,864,391 DIVIDED BY 12,006,036
                 shares outstanding)............................................              $      10.57
                                                                                              ============


Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2004.

         (2)      Security not rated

See Notes to Financial Statements.

  PRINCIPAL
   AMOUNT                       MONEY MARKET PORTFOLIO                          RATING           VALUE
----------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (99.0%)

              ARIZONA (5.0%)
 $  500,000   Agricultural Improvement and Power District, Revenue, Salt River
                Project, Ser. A, 5.00%, 1/1/05..................................  Aa2              501,579

              CALIFORNIA (4.0%)
    400,000   State General Obligation Unlimited, Public University,
                Ser. B-5, 1.64%, 5/1/34.........................................  VM16-1(3)        400,000

              COLORADO (5.1%)
    110,000   Adams County School District No. D12, Certificates of
                Participation, 12 Five Star Schools, 2.00%, 12/15/04............  Aaa              110,013
    150,000   Jefferson County School District No. R-001, General Obligations
                Unlimited, Ser. A, 2.00%, 12/15/04..............................  Aaa              150,043
    250,000   Thorton, Certificates of  Participation, 2.00%, 12/1/04...........  Aaa              250,000
                                                                                                ----------
                                                                                                   510,056
                                                                                                ----------

              FLORIDA (8.7%)
    200,000   State Board of Education, General Obligations Unlimited, Public
                Education, Ser. F, 6.10%, 6/1/05................................  Aaa              208,391
    270,000   State Board of Education, General Obligation Unlimited, Ser. A,
                5.90%, 1/1/05...................................................  Aaa              273,566
    400,000   Sunshine State Governmental Funding Commission, Revenue,
                1.35%, 7/1/16...................................................  VM1G-1(3)        400,000
                                                                                                ----------
                                                                                                   881,957
                                                                                                ----------
              ILLINOIS (29.8%)
    500,000   Chicago Board of Education, General Obligations Unlimited Tax,
                Ser. D, 1.68%, 3/1/32...........................................  VM1G-1(3)        500,000
    400,000   Development Financing Authority Revenue, Chicago Educational
                TV Association Ser. A, 1.68%, 11/1/14...........................  VM1G-1(3)        400,000
    400,000   Development Financing Authority Revenue, World Communications,
                Inc. 1.68%, 8/1/15..............................................  VM1G-1(3)        400,000
    400,000   Educational Facilities Authority, Revenue, DePaul University,
                Ser. CP-1, 1.68%, 4/1/26........................................  VM1G-1(3)        400,000
    400,000   Health Facilities Authority, Revenue, Northwestern Memorial
                Hospital, 1.68%, 8/15/25........................................  VM1G-1(3)        400,000
    400,000   Health Facilities Authority, Revenue, Saint Lukes Medical Center,
                1.71%, 11/15/23.................................................  VM1G-1(3)        400,000
    500,000   Village of Schaumburg, General Obligations Unlimited Tax,
                Ser. B, 1.68%, 12/1/15..........................................  VM1G-1(3)        500,000
                                                                                                ----------
                                                                                                 3,000,000
                                                                                                ----------

              MASSACHUSETTS (7.4%)
    450,000   Concord, Board Anticipation Notes, General Obligations Unlimited,
                2.50%, 3/2/05...................................................  MIGI             451,121
    300,000   State Health and Education Facilities Authority, Revenue, Capital
                Asset Program, Ser. D, 1.62%, 1/1/35............................  VM16-1(1)        300,000
                                                                                                ----------
                                                                                                   751,121
                                                                                                ----------

  PRINCIPAL
   AMOUNT                       MONEY MARKET PORTFOLIO                          RATING           VALUE
----------------------------------------------------------------------------------------------------------
              MISSOURI (4.0%)
    400,000   State Health and Educational Facilities Authority, Revenue Medical
                Research Facilities -Stower Institute, 1.68%, 7/1/35............  VM1G-1(3)        400,000

              NEW MEXICO (1.0%)
    100,000   Dona Ana County, Revenue, City Administration Facilities Project A,
                4.50%, 12/1/04..................................................  AA*              100,000

              NEW YORK (16.4%)
    550,000   Monroe County, Airport Authority, Greater Rochester International
                Airport, Revenue Refunding, Ser. 2004, 2.00%, 1/1/05............  Aaa              550,248
    300,000   New York City Municipal Water Finance Authority, Revenue,
                 1.32%, 6/15/22.................................................  VM1G-1(2)        300,000
    400,000   State Dormitory Authority, Revenue, Albany Medical Center,
                 Ser. A-1, 4.00%, 2/15/05.......................................  Aaa              401,841
    400,000   State Energy Research and Development Authority, Revenue,
                 Consolidated Edison, Ser. C-3, 1.78%, 11/1/39..................  VMIG-1(3)        400,000

                                                                                                ----------
                                                                                                 1,652,089
                                                                                                ----------
              OHIO (1.0%)
    100,000   Hamilton County Sewer System, Revenue, Refunding and Improvement,
                 Ser. A, 5.00%, 12/1/04.........................................  Aaa              100,000


              PENNSYLVANIA (4.0%)
    400,000   Housing Finance Agency, Revenue, Single Family Mortgage, Ser A,
                4/1/05..........................................................  Aa2              400,000

               TEXAS (7.8%)
    250,000   Copperas Cove Independent School District, General Obligation
                Unlimited, 2.00%, 2/15/05.......................................  Aaa              290,143
    500,000   State General Obligation Unlimited, College Student Loan, 1.80%,
                2/1/10..........................................................  Aa1              500,000
                                                                                                ----------
                                                                                                   790,143
                                                                                                ----------

  PRINCIPAL
   AMOUNT                       MONEY MARKET PORTFOLIO                          RATING           VALUE
----------------------------------------------------------------------------------------------------------
              VIRGINIA (1.3%)
    135,000   Loudoun County, Industrial Development Authority, Revenue, Howard
                Hughes Medical Centers, Ser. E, 1.62%, 2/15/.38.................  Aaa              135,000

              WASHINGTON (3.5%)
    100,000   King County Washington School District No. 405, Bellevue, General
                Obligations Unlimited, 4.00%, 12/1/04...........................  Aa1              100,000
    250,000   State General Obligation Unlimited, Ser. B and AT-7, 6.00%,
                6/1/05..........................................................  Aa1              255,460
                                                                                               -----------
                                                                                                   355,460
                                                                                               -----------

              TOTAL SHORT-TERM MUNICIPAL SECURITIES (99.0%)
                (COST $9,977,405)...............................................               $ 9,977,405
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%).............                    97,932
                                                                                               -----------
              NET ASSETS (100.0%)...............................................               $10,075,337
                                                                                               ===========
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
                  SHARE ($10, 075,337 DIVIDED BY 10,091,913 SHARES
                  OUTSTANDING)..................................................                    $ 1.00
                                                                                                ==========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day or (2) 3 days or (3) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of November 30, 2004.


See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited) August 31, 2004

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond and Money Market Portfolios. The primary investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) DISTRIBUTIONS: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) INVESTMENTS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

(F) REPRESENTATIONS AND INDEMNIFICATIONS: In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                           NATIONAL BOND PORTFOLIO
-------------------------------------------------------------------------
                                        SIX MONTHS ENDED  YEAR ENDED
                                        AUGUST 31, 2004  FEBRUARY 29,
                                          (UNAUDITED)       2004
-------------------------------------------------------------------------
                                               (IN THOUSANDS)
Shares sold .............................    2,270         25,192
Shares issued to shareholders
   in reinvestment of
   distributions.........................      154            342
                                            ---------------------
                                             2,424         25,534
Shares repurchased ......................   (3,932)       (27,195)
                                            ---------------------
Net decrease ............................   (1,508)        (1,661)
                                            =====================


                                           MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------
                                        SIX MONTHS ENDED  YEAR ENDED
                                        AUGUST 31, 2004   FEBRUARY 29,
                                           (UNAUDITED)       2004
-------------------------------------------------------------------------
                                              (IN THOUSANDS)
Shares sold .............................    1,699          5,725
Shares issued to shareholders
   in reinvestment of
   distributions.........................        5             16
                                            ---------------------
                                             1,704          5,741
Shares repurchased ......................   (2,877)        (5,070)
                                            ---------------------
Net (decrease) increase..................   (1,173)           671
                                            =====================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                   NATIONAL BOND
                                                     PORTFOLIO
                                                  ----------------
                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004
                                                    (UNAUDITED)
                                                  ----------------
                                                   (IN THOUSANDS)
PURCHASES:
   Long-term obligations..........................   $    69,765
   Short-term obligations.........................        55,200
                                                     -----------
                                                     $   124,965
                                                     ===========
MATURITIES OR SALES:
   Long-term obligations..........................   $    79,500
   Short-term obligations.........................        63,220
                                                     -----------
                                                     $   142,720
                                                     ===========

                                                   MONEY MARKET
                                                     PORTFOLIO
                                                    -----------
                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004
                                                    (UNAUDITED)
                                                    -----------
                                                  (IN THOUSANDS)
PURCHASES:
   Municipal short-term obligations..............   $    11,676
                                                    ===========
MATURITIES OR SALES:
   Municipal short-term obligations..............   $    12,074
                                                    ===========

4. Income Taxes

At August 31, 2004, information on the tax basis of investment was as follows:

                                                   NATIONAL BOND
                                                     PORTFOLIO
                                                   -------------
                                                   (IN THOUSANDS)
Cost of investments for tax purposes.............   $   121,839
                                                    ===========
Gross tax unrealized appreciation................   $     5,328
Gross tax unrealized depreciation................          (128)
                                                    -----------
Net tax unrealized appreciation
   on investments................................   $     5,200
                                                    ===========

Undistributed ordinary income....................   $       770
                                                    ===========

Undistributed long-term capital gains............   $       362
                                                    ===========

The National Bond Portfolio's net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond discounts, premiums and wash sales, and dividends payable.


The tax composition of distributions to shareholders of the National Bond Portfolio for the six months ended August 31, 2004 and the fiscal year ended February 29, 2004 were as follows:
-------------------------------------------------------------------------------
                                               SIX MONTHS ENDED    YEAR ENDED
                                               AUGUST 31, 2004     FEBRUARY 29,
                                                  (UNAUDITED)         2004
-------------------------------------------------------------------------------
                                                         (IN THOUSANDS)
Tax exempt income...............................    $2,356            $5,299
Taxable ordinary income.........................         -                 4
                                                    ------------------------
                                                    $2,356            $5,303
                                                    ========================
Long-term capital gains.........................    $    -            $    6
                                                    ========================


                                                              MONEY MARKET
                                                                PORTFOLIO
                                                             --------------
                                                             (IN THOUSANDS)
Cost of investments for tax purposes....................        $11,240
                                                                =======

                 Capital loss carryforward expiring:
      February 2005.....................................        $    -*
      February 2006.....................................              2
      February 2007.....................................              5
      February 2008.....................................              1
      February 2012.....................................              1
                                                                -------
                                                                $     9
                                                                =======

*Round to less than one thousand.

The tax composition of distributions to shareholders of the Money Market Portfolio for the six months ended August 31, 2004 and for the fiscal year ended 2004 were as follows:

-------------------------------------------------------------------------------
                                             SIX MONTHS ENDED     YEAR ENDED
                                              AUGUST 31, 2004    FEBRUARY 29,
                                                (UNAUDITED)          2004
-------------------------------------------------------------------------------
                                                  (IN THOUSANDS)
Tax exempt income ...........................       $5                 $15
Taxable ordinary income......................        -                   2
                                                --------------------------
                                                    $5                 $17
                                                ==========================

5. Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $338,674 and $26,330 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2004. The advisory fee is based on average daily net assets of the portfolios of the Fund at an annual rate of ..50%. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2004, the Fund's expenses were reduced by $878 and $125 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

The Fund has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $169,337 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the six months ended August 31, 2004. Fees amounting to $ 13,165 payable to the Distributor by the Money Market Portfolio under this Plan for the six months ended August 31, 2004, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

At August 31, 2004, the Adviser and/or affiliated companies owned 57,677 shares of the National Bond and 1,045 shares of the Money Market Portfolio representing in each case less than 1% of the outstanding shares. In addition, certain officers and directors of the Fund owned 117,789 shares of the National Bond Portfolio, and 7,960 share of the Money Market Portfolio in each case less than 1% of the outstanding shares.